3. GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Losses	$ (1,220,376)	$ (837,565)